SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     09/30/04
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 11, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $98191 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      341     4260 SH       SOLE                                       4260
Abbott Labs                    COM              002824100      247     5822 SH       SOLE                                       5822
Albertsons Inc.                COM              013104104      664    27745 SH       SOLE                                      27745
American International Group   COM              026874107     3492    51366 SH       SOLE                                      51366
Automatic Data Processing      COM              053015103     2564    62043 SH       SOLE                                      62043
BB&T Corp.                     COM              054937107      266     6700 SH       SOLE                                       6700
BP PLC                         COM              055622104     2857    49661 SH       SOLE                                      49661
Bristol Myers Squibb           COM              110122108     1254    52970 SH       SOLE                                      52970
Canon Inc. ADR                 COM              138006309     2842    60265 SH       SOLE                                      60265
ChevronTexaco                  COM              166751107      859    16010 SH       SOLE                                      16010
Cisco Systems                  COM              17275R102      733    40521 SH       SOLE                                      40521
Citizens Communications        COM              17453B101      158    11782 SH       SOLE                                      11782
Coca-Cola                      COM              191216100     2198    54877 SH       SOLE                                      54877
Compass Bancshares Inc.        COM              20449H109      762    17400 SH       SOLE                                      17400
Dell Inc.                      COM              24702r101      234     6578 SH       SOLE                                       6578
Donaldson Co.                  COM              257651109     4157   146440 SH       SOLE                                     146440
Dover Corp.                    COM              260003108     2829    72772 SH       SOLE                                      72772
Echelon                        COM              27874n105       97    12250 SH       SOLE                                      12250
Emerson Electric               COM              291011104     2821    45585 SH       SOLE                                      45585
Exxon Mobil                    COM              30231G102     3512    72676 SH       SOLE                                      72676
General Electric               COM              369604103      974    28999 SH       SOLE                                      28999
H J Heinz Co.                  COM              423074103     1751    48618 SH       SOLE                                      48618
Home Depot                     COM              437076102     2063    52634 SH       SOLE                                      52634
Illinois Tool Works            COM              452308109     4081    43801 SH       SOLE                                      43801
Intel Corp.                    COM              458140100      726    36216 SH       SOLE                                      36216
Johnson & Johnson              COM              478160104     3908    69380 SH       SOLE                                      69380
Luminex Corp                   COM              55027E102      451    63241 SH       SOLE                                      63241
Merck                          COM              589331107     2418    73258 SH       SOLE                                      73258
Microsoft Corp                 COM              594918104     2011    72724 SH       SOLE                                      72724
Molex Inc.                     COM              608554101     2410    80816 SH       SOLE                                      80816
National Instruments Corp.     COM              636518102     1175    38825 SH       SOLE                                      38825
Nokia                          COM              654902204      640    46621 SH       SOLE                                      46621
Nordson Corp.                  COM              655663102     2474    72078 SH       SOLE                                      72078
Pepsico Inc.                   COM              713448108      374     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      831    27168 SH       SOLE                                      27168
Procter & Gamble               COM              742718109     4228    78124 SH       SOLE                                      78124
Royal Dutch                    COM              780257804     2609    50561 SH       SOLE                                      50561
SBC Communications             COM              78387G103     1497    57705 SH       SOLE                                      57705
San Juan Basin Royalty Trust   COM              798241105     9790   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1942   101870 SH       SOLE                                     101870
Schlumberger Ltd               COM              806857108     2646    39316 SH       SOLE                                      39316
Sharon Energy Ltd              COM              819606104        1    15000 SH       SOLE                                      15000
Sigma-Aldrich                  COM              826552101     3080    53110 SH       SOLE                                      53110
Sysco Corp.                    COM              871829107     2869    95874 SH       SOLE                                      95874
Telefonica de Espana           COM              879382208      689    15312 SH       SOLE                                      15312
Unilever N.V.                  COM              904784709     2108    36473 SH       SOLE                                      36473
Verizon Communications         COM              92343v104      243     6176 SH       SOLE                                       6176
W.W. Grainger                  COM              384802104     3309    57398 SH       SOLE                                      57398
Wal-Mart Stores                COM              931142103     2034    38228 SH       SOLE                                      38228
Weyerhaeuser                   COM              962166104     1971    29641 SH       SOLE                                      29641
REPORT SUMMARY		       50 DATA RECORDS		     98191         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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